Cash, Cash Equivalents, and Short-term Investments	12 Months Ended
Jan. 31, 2021
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Cash, Cash Equivalents, and Short-term Investments	CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS
The following tables summarize our cash, cash equivalents, and short-term investments as of January 31, 2021 and 2020:

	January 31, 2021
(in thousands)	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash and cash equivalents:
Cash and bank time deposits	$78,570	$—	$—	$78,570
Total cash and cash equivalents	$78,570	$—	$—	$78,570

Short-term investments:
Bank time deposits	$4,713	$—	$—	$4,713
Total short-term investments	$4,713	$—	$—	$4,713

	January 31, 2020
(in thousands)	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash and cash equivalents:
Cash and bank time deposits	$201,090	$—	$—	$201,090
Total cash and cash equivalents	$201,090	$—	$—	$201,090

Short-term investments:
Bank time deposits	$6,603	$—	$—	$6,603
Total short-term investments	$6,603	$—	$—	$6,603

Bank time deposits which are reported within short-term investments consist of deposits held outside of the United States with maturities of greater than 90 days. All other bank deposits are included within cash and cash equivalents.

During the years ended January 31, 2021, 2020, and 2019, proceeds from maturities and sales of short-term bank time deposits were $51.2 million, $53.5 million, and $28.2 million, respectively.